TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2019
Disclosure of related party [text block] [Abstract]
Disclosure of related party [text block]

NOTE 33 - TRANSACTIONS WITH RELATED PARTIES

(a)	Details of transactions with related parties as follows:

		Nature of		Nature of		Transaction amount with related parties
		relationship with	Country	related parties		As of December 31,
Tax No.	Related party	related parties	of origin	transactions	Currency	2019	2018	2017
						ThUS$	ThUS$	ThUS$
96.810.370-9	Inversiones Costa Verde Ltda. y CPA.	Related director	Chile	Tickets sales	CLP	16	16	18
65.216.000-K	Comunidad Mujer	Related director	Chile	Tickets sales	CLP	-	-	14
78.591.370-1	Bethia S.A and subsidiaries	Related director	Chile	Services received of cargo transport	CLP	556	1,778	1,643
				Services received from National and International Courier	CLP	(3)	(85)	(382)
				Services provided of cargo transport	CLP	-	-	(17)
				Sales commissions	CLP	(218)	(821)	(761)
				Services received advertising	CLP	(726)	(1,025)
79.773.440-3	Transportes San Felipe S.A	Related director	Chile	Tickets sales	CLP	-	-	1
87.752.000-5	Granja Marina Tornagaleones S.A.	Common shareholder	Chile	Tickets sales	CLP	61	51	72
Foreign	Consultoría Administrativa Profesional S.A. de C.V.	Associate	Mexico	Professional counseling services received	MXN	-	-	(2,357)
96.782.530-1	Inmobiliaria Inversiones Asturias S.A.	Related director	Chile	Tickets sales	CLP	-	25	-
76.335.600-0	Parque de Chile S.A.	Related director	Chile	Tickets sales	CLP	9	20	-
96.989.370-3	Rio Dulce S.A.	Related director	Chile	Tickets sales	CLP	-	18	-
Foreign	Inversora Aeronáutica Argentina	Related director	Argentina	Property leases received	ARS$	-	(231)	(251)
Foreign	TAM Aviação Executiva e Taxi Aéreo S/A	Common shareholder	Brazil	Services provided	BRL	58	62	45
				Services received of cargo transport	BRL	2	8	-
				Services provided	BRL	(10)	-	-
				Services received at airports	BRL	-	(2)	(39)
Foreign	Qatar Airways	Indirect shareholder	Qatar	Services provided by aircraft lease	US$	39,528	21,321	31,707
				Interlineal received service	US$	(2,050)	(6,345)	(2,139)
				Interlineal provided service	US$	3,739	8,635	5,279
				Services provided of handling	US$	1,106	1,392	1,002
				Services provided / received others	US$	996	1,805	-

The balances of Accounts receivable and accounts payable to related parties are disclosed in Note 9.

Transactions between related parties have been carried out under market conditions between interested and duly informed parties.

(b)	Compensation of key management

The Company has defined for these purposes that key management personnel are the executives who define the Company’s policies and macro guidelines and who directly affect the results of the business, considering the levels of Vice-Presidents, Chief Executives and Senior Directors.

	For the year ended
	December 31,
	2019	2018	2017
	ThUS$	ThUS$	ThUS$

Remuneration	13,701	14,841	17,826
Management fees	411	307	468
Non-monetary benefits	1,815	748	740
Short-term benefits	31,124	45,653	36,970
Long-term benefits	8,577	2,412	-
Share-based payments	3,296	(7,210)	13,173
Termination benefits	1,428	1,404	-
Total	60,352	58,155	69,177